Energy Infrastructure Assets - Summary of Maturity Analysis of Finance Leases Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	$ 291	$ 265	$ 306
Unearned finance income	(53)	(61)	(89)
Total	238	204	217	$ 217
Present value of minimum lease payments to be received	238	204	217
Total	238	204	217
Less than one year [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	49	46	54
Present value of minimum lease payments to be received	49	43	44
Between One And Five Years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	188	129	145
Present value of minimum lease payments to be received	145	106	110
Later Than Five Years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	54	90	107
Present value of minimum lease payments to be received	$ 44	$ 55	$ 63